UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

CornerCap Fundametrics® Large-Cap ETF

Ticker: FUNL

SEMI ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the CornerCap Fundametrics® Large-Cap ETF will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website, CornerCapFUNL-ETF.com. Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-800-617-0004.

CornerCap Fundametrics® Large-Cap ETF
Expense Example (Unaudited) September 30, 2020

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 19, 2020 to September 30, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

			Expenses
			Paid
	Beginning	Ending	During the
	Account Value(1)	Account Value	Period(2)

Actual Fund Return	$1,000.00	$984.00	$1.17
Hypothetical 5% Return	1,000.00	1,010.57	1.18

(1)	The Fund commenced operations on August 19, 2020.
(2)

Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 43/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

CornerCap Fundametrics® Large-Cap ETF
Allocation of Portfolio Holdings (Unaudited)
September 30, 2020
(Calculated as a percentage of Total Investments)

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
September 30, 2020

Security Description	Shares	Value
Common Stocks ― 98.2%
Aerospace/Defense ― 2.0%
General Dynamics Corp.	772	$106,868
Lockheed Martin Corp.	601	230,351
Northrop Grumman Corp.	675	212,956
Total Aerospace/Defense		550,175

Agriculture ― 1.6%
Altria Group, Inc.	6,027	232,883
Philip Morris International, Inc.	2,912	218,371
Total Agriculture		451,254

Banks ― 9.9%
Bank of New York Mellon Corp./The	6,574	225,751
Citigroup, Inc.	5,300	228,483
Citizens Financial Group, Inc.	8,980	227,014
Comerica, Inc.	5,895	225,484
Fifth Third Bancorp	11,165	238,038
Huntington Bancshares, Inc./OH	25,779	236,393
JPMorgan Chase & Co.	2,330	224,309
KeyCorp	18,986	226,503
Morgan Stanley	4,625	223,619
Northern Trust Corp.	2,880	224,554
Truist Financial Corp.	6,109	232,447
US Bancorp	6,386	228,938
Total Banks		2,741,533

Beverages ― 0.8%
Constellation Brands, Inc. - Class A	1,227	232,529
Total Beverages		232,529

Biotechnology ― 3.4%
Alexion Pharmaceuticals, Inc. *	2,161	247,283
Amgen, Inc.	942	239,419
Biogen, Inc. *	801	227,228
Gilead Sciences, Inc.	3,530	223,061
Total Biotechnology		936,991

Buildng Materials ― 2.2%
Carrier Global Corp.	1,955	59,706
Johnson Controls International Plc	5,625	229,781
Martin Marietta Materials, Inc.	476	112,031
Masco Corp.	4,005	220,796
Total Buildng Materials		622,314

Chemicals ― 3.2%
CF Industries Holdings, Inc.	7,012	215,339
Dow, Inc.	4,856	228,475
Eastman Chemical Co.	3,013	235,376
PPG Industries, Inc.	1,607	196,183
Total Chemicals		875,373

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Security Description	Shares	Value

Commerical Services ― 2.5%
Automatic Data Processing, Inc.	1,694	$236,296
Booz Allen Hamilton Holding Corp. - Class A	2,746	227,863
FleetCor Technologies, Inc. *	951	226,433
Total Commerical Services		690,592

Computers ― 3.4%
Cognizant Technology Solutions Corp. - Class A	3,404	236,306
Fortinet, Inc. *	1,926	226,902
Hewlett Packard Enterprise Co.	25,028	234,512
Leidos Holdings, Inc.	2,597	231,523
Total Computers		929,243

Diversified Financial Services ― 2.5%
BlackRock, Inc.	403	227,111
Cboe Global Markets, Inc.	2,590	227,247
Synchrony Financial	9,144	239,298
Total Diversified Financial Services		693,656

Electric ― 6.1%
Ameren Corp.	3,752	296,708
American Electric Power Co., Inc.	2,870	234,565
Avangrid, Inc.	2,355	118,833
Consolidated Edison, Inc.	3,164	246,159
DTE Energy Co.	1,969	226,514
Edison International	4,538	230,712
Sempra Energy	1,902	225,121
Southern Co./The	2,212	119,935
Total Electric		1,698,547

Electrical Components & Equipment ― 0.8%
Emerson Electric Co.	3,426	224,643
Total Electrical Components & Equipment		224,643

Electronics ― 1.6%
Fortive Corp.	3,107	236,784
Garmin Ltd.	2,326	220,644
Total Electronics		457,428

Food ― 3.8%
Campbell Soup Co.	2,199	106,366
General Mills, Inc.	3,962	244,376
J M Smucker Co./The	2,069	239,011
Kroger Co./The	6,834	231,741
Tyson Foods, Inc. - Class A	4,000	237,920
Total Food		1,059,414

Forest Products & Paper ― 0.9%
International Paper Co.	6,002	243,321
Total Forest Products & Paper		243,321

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Security Description	Shares	Value

Health Care ― 4.8%
Anthem, Inc.	857	$230,182
Centene Corp. *	2,040	118,993
Hologic, Inc. *	3,813	253,450
Humana, Inc.	316	130,789
Laboratory Corp of America Holdings *	1,236	232,702
UnitedHealth Group, Inc.	375	116,914
Universal Health Services, Inc. - Class B	2,243	240,046
Total Health Care		1,323,076

Home Builders ― 1.3%
DR Horton, Inc.	3,183	240,730
Lennar Corp. - Class A	1,491	121,785
Total Home Builders		362,515

Household Products ― 0.4%
Kimberly-Clark Corp.	781	115,322
Total Household Products		115,322

Insurance ― 5.7%
Aflac, Inc.	6,350	230,823
Allstate Corp./The	2,483	233,750
Fidelity National Financial, Inc.	7,087	221,894
Principal Financial Group, Inc.	5,602	225,593
Prudential Financial, Inc.	3,416	216,984
Travelers Cos, Inc./The	2,050	221,790
Unum Group	12,858	216,400
Total Insurance		1,567,234

Internet ― 4.0%
Alphabet, Inc. - Class A *	150	219,840
Booking Holdings, Inc. *	110	188,175
eBay, Inc.	4,725	246,173
Facebook, Inc. - Class A *	850	222,615
GoDaddy, Inc. - Class A *	3,037	230,721
Total Internet		1,107,524

Machinery - Diversified ― 0.8%
Dover Corp.	2,080	225,347
Total Machinery - Diversified		225,347

Media ― 1.2%
Comcast Corp. - Class A	2,485	114,956
DISH Network Corp. - Class A *	7,661	222,399
Total Media		337,355

Miscellaneous Manufacturing― 1.7%
3M Co.	1,403	224,732
Eaton Corp. Plc	2,276	232,220
Total Miscellaneous Manufacturing		456,952

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Security Description	Shares	Value

Oil and Gas ― 3.8%
Atmos Energy Corp.	1,069	$102,186
Chevron Corp.	2,902	208,944
Concho Resources, Inc.	2,441	107,697
Diamondback Energy, Inc.	7,281	219,304
EOG Resources, Inc.	5,668	203,708
Valero Energy Corp.	4,703	203,734
Total Oil and Gas		1,045,573

Pharmaceuticals ― 6.7%
Bristol-Myers Squibb Co.	3,870	233,322
Cardinal Health, Inc.	4,819	226,252
Cigna Corp.	1,412	239,207
CVS Health Corp.	3,901	227,818
Eli Lilly and Co.	1,536	227,359
Johnson & Johnson	1,551	230,913
Merck & Co., Inc.	2,761	229,025
Pfizer, Inc.	6,310	231,577
Total Pharmaceuticals		1,845,473

Pipelines ― 0.8%
Kinder Morgan, Inc.	18,626	229,658
Total Pipelines		229,658

Real Estate Investment Trusts (REITs) ― 4.4%
Duke Realty Corp.	3,062	112,988
Equity Residential	2,081	106,818
Essex Property Trust, Inc.	525	105,415
Gaming and Leisure Properties, Inc.	3,080	113,744
Host Hotels & Resorts, Inc.	10,345	111,622
Kilroy Realty Corp.	2,067	107,401
Mid-America Apartment Communities, Inc.	975	113,051
National Retail Properties, Inc.	3,133	108,120
Omega Healthcare Investors, Inc.	3,642	109,041
PS Business Parks, Inc.	890	108,927
WP Carey, Inc.	1,641	106,927
Total Real Estate Investment Trusts (REITs)		1,204,054

Retail ― 3.4%
Best Buy Co., Inc.	2,116	235,490
Dollar Tree, Inc. *	2,534	231,455
Lowe's Cos, Inc.	1,425	236,350
O'Reilly Automotive, Inc. *	508	234,229
Total Retail		937,524

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2020

Security Description	Shares	Value

Semiconductors ― 4.3%
Applied Materials, Inc.	4,152	$246,836
Broadcom, Inc.	300	109,296
Intel Corp.	4,729	244,868
KLA Corp.	642	124,381
Micron Technology, Inc. *	4,977	233,720
Skyworks Solutions, Inc.	1,644	239,202
Total Semiconductors		1,198,303

Software ― 5.9%
Cerner Corp.	3,104	224,388
Citrix Systems, Inc.	1,688	232,454
Electronic Arts, Inc. *	1,757	229,130
Oracle Corp.	4,014	239,636
Paychex, Inc.	164	13,082
SS&C Technologies Holdings, Inc.	3,818	231,065
Take-Two Interactive Software, Inc. *	1,398	230,977
VMware, Inc. - Class A *	1,643	236,050
Total Software		1,636,782

Telecommunications ― 2.5%
AT&T, Inc.	8,019	228,622
Cisco Systems, Inc.	5,753	226,611
Verizon Communications, Inc.	3,920	233,201
Total Telecommunications		688,434

Transportation ― 1.8%
CSX Corp.	3,043	236,350
FedEx Corp.	993	249,759
Total Transportation		486,109

Total Common Stocks (Cost ― $27,638,569)		$27,174,248

Short Term Investment ― 1.5%
First American Government Obligations Fund - Class X - 0.07% (a)	401,940	401,940
Total Short Term Investment (Cost ― $401,940)		$401,940

Total Investments ― 99.6% (Cost ― $28,040,509)		27,576,188
Other Assets in Excess of Liabilities ― 0.4%		97,763
Total Net Assets ― 100.0%		$27,673,951

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Statement of Assets and Liabilities (Unaudited)
September 30, 2020

Assets:
Investments in securities at value (cost $28,040,509)	$27,576,188
Receivables:
Fund shares sold	2,575,571
Dividends and interest	30,157
Total assets	30,181,916

Liabilities:
Payables:
Investment securities purchased	2,502,719
Due to Investment Adviser	5,246
Total liabilities	2,507,965

Net Assets	$27,673,951

Components of Net Assets:
Paid-in capital	$28,097,909
Total accumulated deficit	(423,958)
Net Assets	$27,673,951

Net Assets	$27,673,951
Shares Outstanding (unlimited number of shares authorized, no par value)	1,125,000
Net asset value, offering and redemption price per share	$24.60

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Statement of Operations (Unaudited)
For the Period Ended September 30, 2020 *

Investment Income:
Dividend income (Net of foreign tax of $77)	$40,328
Interest income	37
Total investment income	40,365

Expenses:
Advisory fees	6,724
Total expenses	6,724

Net investment income	33,641

Realized and Unrealized Gain on Investments
Net realized gain on investments	6,722
Net change in unrealized appreciation/depreciation on investments	(464,321)
Net realized and unrealized loss on investments	(457,599)

Net decrease in Net Assets Resulting from Operations	$(423,958)

* Commencement of operations on August 19, 2020.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Statement of Changes in Net Assets

For the Period Ended September 30, 2020 * (Unaudited)
Operations:
Net investment income	$33,641
Net realized gain on investments	6,722
Net change in unrealized appreciation/depreciation on investments	(464,321)
Net decrease in net assets resulting from operations	(423,958)

Capital Transactions:
Proceeds from shares sold	28,097,909
Net increase in net assets from capital transactions	28,097,909
Total Increase in Net Assets	27,673,951

Net Assets:
Beginning of period	—
End of period	$27,673,951

Capital Share Transactions:
Shares sold	1,125,000
Shares repurchased	—
Net increase in shares outstanding	1,125,000

*	Commencement of operations on August 19, 2020.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Financial Highlights

For a capital share outstanding throughout the period:

	For the Period Ended September 30, 2020 * (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Loss from Investment Operations:
Net investment income (1)	0.07
Net realized and unrealized loss on investments	(0.47)
Total Ioss from Investment Operations	(0.40)

Net Asset Value, End of Period	$24.60

Total Return	(1.60	%) (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$27,674
Ratio of expenses to average net assets	0.50	% (3)
Ratio of net investment income to average net assets	2.51	% (3)
Portfolio turnover rate (4)	6	% (2)

*	Commencement of operations on August 19, 2020.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited)

September 30, 2020

Note 1 – Organization

CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The investment objective of the Fund seeks long-term capital appreciation.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2020

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$27,174,248	$—	$—	$27,174,248
Short-Term Investment	401,940	—	—	401,940
Total	$27,576,188	$—	$—	$27,576,188

See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2020

(c) Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal Income – Taxes The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

As of and during the period ended September 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

(e) REIT distribution – The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2020

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended September 30, 2020, were as follows:

Purchases	$28,632,766
Sales	$1,000,920

Note 5 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to September 30, 2020 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 7 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2020

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated the Operational Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.cornercapfunl-etf.com.

Approval of Investment Advisory Agreement

At a meeting held on June 29, 2020, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the investment advisory agreement (“Advisory Agreement”) with CornerCap Investment Counsel, Inc. (“CornerCap” or the “Adviser”), for the CornerCap Fundametrics Large-Cap ETF (the “ETF”). Ahead of the June meeting, the Board received and reviewed substantial information regarding the ETF, the Adviser and the services provided by the Adviser to the ETF under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement:

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2020

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all are important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the ETF as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the ETF. The Board also considered the resources and compliance structure of CornerCap, chief compliance officer, and compliance record and its disaster recovery/business continuity plan. The Board also considered the Board’s knowledge of the Adviser’s operations. The Board concluded that CornerCap had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

●	The Trustees also reviewed the cost of the services, and the structure and level of fees payable by the ETF, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that unitary fee arrangement between Adviser and the Trust limited the fees paid by shareholders. The Board noted that the ETF’s unitary fee and net expense ratio was lower than its peer group median and average. The Board further noted that the fee was well within the peer group range. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by CornerCap were fair and reasonable.

●	The Trustees considered CornerCap’s assertion that, based on the anticipated asset size of the ETF, economies of scale will not be met initially. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of CornerCap from managing the ETF. In assessing CornerCap’s profitability, the Trustees reviewed CornerCap’s financial information that was provided in the materials and took into account both the direct and indirect benefits to CornerCap from managing the ETF. After a review of the relevant financial information, CornerCap appeared to have adequate capitalization and/or would maintain adequate profit levels to support the ETF.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

This page intentionally left blank.

 This page intentionally left blank.

Investment Adviser

CornerCap Investment Counsel, Inc.

The Peachtree, Suite 1700, 1355 Peachtree Street NE

Atlanta, GA 30309

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date December 8, 2020

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date December 7, 2020